CONDENSED CONSOLIDATED STATEMENTS OF CASH FLOWS $ in Thousands	9 Months Ended		12 Months Ended
	Sep. 30, 2021 USD ($)	Sep. 30, 2020 USD ($)	Dec. 31, 2020 USD ($)	Dec. 31, 2019 USD ($)
Cash flows from operating activities:
Net loss	$ (66,002)	$ (60,298)	$ (75,234)	$ (73,281)
Adjustments to reconcile net loss to net cash used in operating activities:
Depreciation and amortization	3,202	2,084	3,058	2,092
Stock-based compensation	26,971	16,210	22,608	14,081
Bad debt expense	76	98	291	80
Other	294	121	239	(120)
Changes in operating assets and liabilities:
Accounts receivable, net	(5,042)	(202)	(3,173)	(5,156)
Prepaid expenses and other current assets	426	1,141	2,472	(4,630)
Operating lease right-of-use assets	4,938	3,330	5,181	3,076
Other assets	330	(828)	(221)	611
Accounts payable	221	1,231	15	1,827
Operating lease liabilities	(4,147)	(2,973)	(4,529)	(2,423)
Accrued expenses and other current liabilities	5,453	4,807	7,689	(119)
Net cash used in operating activities	(33,280)	(35,279)	(41,604)	(63,962)
Cash flows from investing activities:
Purchases of property and equipment	(8,089)	(3,167)	(5,023)	(517)
Purchases of marketable securities	(40,251)	(55,720)	(77,600)	(90,636)
Sales of marketable securities	2,411	21,826	21,826	22,329
Maturities of marketable securities	50,645	81,420	97,589	200
Net cash provided by investing activities	4,716	44,359	36,792	(73,809)
Cash flows from financing activities:
Proceeds from exercise of vested and unvested stock options, net of repurchases	12,836	3,207	6,367	4,767
Payment of deferred transaction costs	(2,973)	0
Net cash provided by financing activities	9,863	3,207	6,367	174,571
Effect of exchange rate changes on cash, cash equivalents, and restricted cash	278	(458)	(796)	0
Net increase (decrease) in cash, cash equivalents, and restricted cash	(18,423)	11,829	759	36,800
Cash, cash equivalents, and restricted cash at beginning of period	84,743	83,984	83,984	47,184
Cash, cash equivalents, and restricted cash at end of period	66,320	95,813	84,743	83,984
Reconciliation of cash, cash equivalents, and restricted cash to the condensed consolidated balance sheets:
Cash and cash equivalents	66,320	94,712	83,642	77,015
Restricted cash	0	1,101	1,101	6,969
Total cash, cash equivalents, and restricted cash	66,320	95,813	84,743	83,984
Supplemental cash flow disclosures:
Cash paid for taxes	296	30	30	165
Non-cash investing and financing activities:
Vesting of restricted stock and early exercised stock options	4,612	4,723	6,240	5,831
Lease liabilities arising from obtaining right-of-use assets	34,971	40,791	$ 40,790	$ 984
Unpaid deferred transaction costs	$ 1,617	$ 0